Accumulated Other Comprehensive Income (Amounts Reclassified Out of Accumulated Other Comprehensive Income into Net Income) (Detail) ¥ in Millions	6 Months Ended
	Sep. 30, 2018 JPY (¥)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	¥ 5,376	[1]
Tax effect	(1,576)	[2]
Net of tax before allocation to noncontrolling interests	3,800
Net of tax attributable to noncontrolling interests	(2)	[2]
Net of tax attributable to MHFG shareholders	3,798
Accumulated Net Unrealized Investment Gain (Loss) | Gain (Loss) on Investments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	1,245	[1]
Tax effect	(383)	[2]
Net of tax before allocation to noncontrolling interests	862
Net of tax attributable to MHFG shareholders	862
Accumulated Defined Benefit Plans Adjustment | Salaries and employee benefits
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	4,102	[1]
Tax effect	(1,184)	[2]
Net of tax before allocation to noncontrolling interests	2,918
Net of tax attributable to noncontrolling interests	(2)	[2]
Net of tax attributable to MHFG shareholders	2,916
Accumulated Own Credit Risk Adjustment | Other Noninterest Income (Expenses)
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Before tax	29	[1]
Tax effect	(9)	[2]
Net of tax before allocation to noncontrolling interests	20
Net of tax attributable to MHFG shareholders	¥ 20

[1]	The amounts in the Before tax column are recorded in each account presented under the heading "Affected line items in the consolidated statements of income".
[2]	The amounts in the Tax effect column and Net of tax attributable to noncontrolling interests column are recorded in Income tax expense and Net income (loss) attributable to noncontrolling interests in the consolidated statements of income, respectively.